Transactions in soles (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents.	$ 235,449	$ 210,046	$ 369,200	$ 214,551
Trade and other receivables	230,830	287,712
Income tax credit	19,837	31,919
Total assets	3,979,617	4,107,274	4,217,221
Liabilities
Trade and other payables	(179,956)	(166,860)
Income tax payable	(3,162)	(5,650)
Provisions, contingent liabilities and other liabilities	(68,000)	(72,771)
Total liabilities	(1,179,760)	(1,139,074)	$ (1,187,656)
PEN
Assets
Cash and cash equivalents.	8,606	6,796
Trade and other receivables	159,099	139,624
Income tax credit	19,837	31,919
Total assets	187,542	178,339
Liabilities
Trade and other payables	(47,705)	(60,311)
Income tax payable	(3,162)	(5,650)
Provisions, contingent liabilities and other liabilities	(38,574)	(41,515)
Total liabilities	(89,441)	(107,476)
Net asset position	$ 98,101	$ 70,863